UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21763

Name of Fund: Managed Account Series

BlackRock GA Disciplined Volatility Equity Fund

BlackRock GA Enhanced Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Managed Account

            Series, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 07/31/2017

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock GA Disciplined Volatility Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
France — 8.4%
Danone SA	2,235	$166,776
Dassault Aviation SA	34	51,048
Sanofi	520	49,550
Sodexo SA	365	43,117
Unibail-Rodamco SE	224	56,023
Vinci SA	642	57,489

		424,003
Germany — 3.4%
Innogy SE (a)	2,774	116,507
Vonovia SE	1,339	54,263

		170,770
Hong Kong — 2.5%
Sun Hung Kai Properties Ltd.	8,000	123,778
India — 1.7%
Infosys Ltd. — ADR	5,522	87,248
Indonesia — 0.5%
Siloam International Hospitals Tbk PT (b)	31,981	23,162
Ireland — 0.4%
Medtronic PLC	226	18,977
Italy — 3.7%
Ei Towers SpA	787	48,167
Enel SpA	8,494	48,452
Luxottica Group SpA	686	39,602
RAI Way SpA (a)	7,542	41,534
Snam SpA	1,582	7,485

		185,240
Japan — 15.4%
Ajinomoto Co., Inc.	3,200	64,361
Asahi Group Holdings Ltd.	1,500	61,142
Astellas Pharma, Inc.	600	7,641
East Japan Railway Co.	1,900	178,186
Japan Airlines Co. Ltd.	1,700	54,926
KDDI Corp.	800	21,198
Kyushu Railway Co.	1,300	42,855
Nippon Telegraph & Telephone Corp.	400	19,575
Otsuka Holdings Co. Ltd.	400	17,616
Rinnai Corp.	600	56,015
Seven & i Holdings Co. Ltd.	200	8,061
Tokyo Gas Co. Ltd.	24,000	127,340
Toray Industries, Inc.	6,300	56,889
West Japan Railway Co.	800	57,423

		773,228
Netherlands — 0.2%
Unilever NV CVA	205	11,947

Common Stocks	Shares	Value
Portugal — 0.9%
NOS SGPS SA	7,021	$44,681
Singapore — 1.2%
CapitaLand Ltd.	22,200	60,391
South Korea — 0.9%
Hyundai Motor Co.	14	1,812
KT&G Corp.	407	41,457

		43,269
Spain — 2.2%
Cellnex Telecom SAU (a)	4,958	111,517
Sweden — 1.0%
Svenska Handelsbanken AB, Class A	3,300	49,118
Switzerland — 1.7%
Nestle SA, Registered Shares	1,043	88,039
United Kingdom — 5.7%
BAE Systems PLC	5,819	46,167
Berkeley Group Holdings PLC	247	11,391
GlaxoSmithKline PLC	3,735	74,353
Meggitt PLC	6,409	42,538
National Grid PLC	467	5,779
Spire Healthcare Group PLC (a)	8,911	40,534
Vodafone Group PLC — ADR	2,180	64,702

		285,464
United States — 49.1%
Aetna, Inc.	212	32,714
Allstate Corp.	789	71,799
Altria Group, Inc.	161	10,460
American Tower Corp.	81	11,043
Baxter International, Inc.	337	20,382
Berkshire Hathaway, Inc., Class B (b)	61	10,673
Charter Communications, Inc., Class A (b)	204	79,950
Colgate-Palmolive Co.	244	17,617
Comcast Corp., Class A	2,157	87,251
CVS Health Corp.	633	50,596
Dominion Energy Inc.	975	75,250
E.I. du Pont de Nemours & Co.	1,731	142,305
Gilead Sciences, Inc.	1,586	120,679
H&R Block, Inc.	318	9,699
Hartford Financial Services Group, Inc.	293	16,115
HCA Healthcare, Inc. (b)	1,645	132,159
Home Depot, Inc.	476	71,210
Johnson & Johnson	110	14,599
Kansas City Southern	448	46,229
Liberty Broadband Corp., Class A (b)	740	73,201
Lowe’s Cos., Inc.	987	76,394
Marsh & McLennan Cos., Inc.	1,369	106,741

BLACKROCK GA DISCIPLINED VOLATILITY EQUITY FUND	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock GA Disciplined Volatility Equity Fund

Common Stocks	Shares	Value
United States (continued)
Mohawk Industries, Inc. (b)	282	$70,215
Mondelez International, Inc., Class A	448	19,721
NextEra Energy, Inc.	1,316	192,254
O’Reilly Automotive, Inc. (b)	460	93,978
PepsiCo, Inc.	131	15,276
Pfizer, Inc.	2,783	92,284
Schlumberger Ltd.	294	20,168
Sempra Energy	693	78,316
Simon Property Group, Inc.	36	5,706
Starbucks Corp.	1,029	55,545
Target Corp.	711	40,292
Thermo Fisher Scientific, Inc.	90	15,798
Travelers Cos., Inc.	153	19,598
UnitedHealth Group, Inc.	824	158,051
Verizon Communications, Inc.	1,807	87,459
Visa, Inc., Class A	912	90,799
Vistra Energy Corp.	1,364	22,411
Williams-Sonoma, Inc.	860	39,930
Zimmer Biomet Holdings, Inc.	542	65,755

		2,460,622
Total Long-Term Investments (Cost — $4,927,732) — 98.9%		4,961,454

Short-Term Securities	Shares	Value

Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (c)(d)	148,063	$148,063
Total Money Market Funds (Cost — $148,063) — 3.0%		148,063
Total Investments (Cost — $5,075,795*) — 101.9%		5,109,517
Liabilities in Excess of Other Assets — (1.9)%		(93,518)

Net Assets — 100.0%		$5,015,999

* As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$5,075,795

Gross unrealized appreciation	$118,589
Gross unrealized depreciation	(84,867)

Net unrealized appreciation	$33,722

2	BLACKROCK GA DISCIPLINED VOLATILITY EQUITY FUND	JULY 31, 2017

Schedule of Investments (continued)	BlackRock GA Disciplined Volatility Equity Fund

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	148,063	148,063	$148,063	$449	—	—

(d)	Current yield as of period end.

Portfolio Abbreviations

ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
TWD	Taiwan Dollar
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	90,385	USD	72,351	Goldman Sachs International	10/30/17	$227
TWD	3,171,198	USD	104,902	UBS AG	10/30/17	468

						695

CHF	64,754	USD	67,943	Goldman Sachs International	10/30/17	(598)
HKD	601,335	USD	77,181	UBS AG	10/30/17	(9)
USD	741,735	EUR	633,601	Goldman Sachs International	10/30/17	(11,892)
USD	35,442	GBP	27,055	UBS AG	10/30/17	(359)
USD	22,933	JPY	2,551,863	UBS AG	10/30/17	(310)

						(13,168)
Net Unrealized Depreciation						$(12,473)

BLACKROCK GA DISCIPLINED VOLATILITY EQUITY FUND	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privatelyheld companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4	BLACKROCK GA DISCIPLINED VOLATILITY EQUITY FUND	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock GA Disciplined Volatility Equity Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
France	—	$424,003	—	$424,003
Germany	—	170,770	—	170,770
Hong Kong	—	123,778	—	123,778
India	$87,248	—	—	87,248
Indonesia	23,162	—	—	23,162
Ireland	18,977	—	—	18,977
Italy	89,701	95,539	—	185,240
Japan	—	773,228	—	773,228
Netherlands	—	11,947	—	11,947
Portugal	—	44,681	—	44,681
Singapore	—	60,391	—	60,391
South Korea	—	43,269	—	43,269
Spain	—	111,517	—	111,517
Sweden	—	49,118	—	49,118
Switzerland	—	88,039	—	88,039
United Kingdom	64,702	220,762	—	285,464
United States	2,460,622	—	—	2,460,622
Short-Term Securities
Money Market Funds	148,063	—	—	148,063

Total	$2,892,475	$2,217,042	—	$5,109,517

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$695	—	$695
Liabilities:
Foreign currency exchange contracts	—	(13,168)	—	(13,168)

Total	—	$(12,473)	—	$(12,473)

[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK GA DISCIPLINED VOLATILITY EQUITY FUND	JULY 31, 2017	5

Schedule of Investments July 31, 2017 (Unaudited)	BlackRock GA Enhanced Equity Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.2%
Anheuser-Busch InBev SA	496	$59,834
Canada — 1.3%
Encana Corp.	6,892	69,333
China — 2.1%
Alibaba Group Holding Ltd. — ADR (a)	697	108,000
Finland — 0.7%
Nokia OYJ	5,909	37,706
France — 6.0%
Accor SA	1,051	48,823
AXA SA	1,684	49,734
Cie Generale des Etablissements Michelin	371	50,247
Compagnie de Saint-Gobain	987	54,765
Safran SA	550	52,036
TOTAL SA	1,074	54,617

		310,222
Germany — 3.9%
Bayer AG, Registered Shares	1,100	139,327
Deutsche Telekom AG, Registered Shares	3,318	60,616

		199,943
Italy — 0.8%
Telecom Italia SpA (a)	38,201	39,302
Japan — 17.6%
Bridgestone Corp.	3,600	151,457
Denso Corp.	1,200	57,630
Hoya Corp.	900	50,748
Inpex Corp.	4,100	39,899
Komatsu Ltd.	1,800	48,272
Mitsubishi Electric Corp.	3,700	57,279
Murata Manufacturing Co. Ltd.	300	46,671
Nitto Denko Corp.	500	44,584
Rohm Co. Ltd.	500	38,644
Shin-Etsu Chemical Co. Ltd.	600	54,879
Subaru Corp.	1,100	39,685
Sumitomo Mitsui Financial Group, Inc.	1,200	46,303
Suzuki Motor Corp.	2,800	132,724
Tokio Marine Holdings, Inc.	1,100	46,259
Toyota Industries Corp.	1,000	53,652

		908,686
Netherlands — 5.2%
ABN AMRO Group NV (b)	1,714	48,447
ING Groep NV	2,710	50,633

Common Stocks	Shares	Value
Netherlands (continued)
Koninklijke Philips NV	4,461	$170,482

		269,562
South Korea — 0.8%
Doosan Bobcat, Inc.	1,313	41,526
Sweden — 2.5%
SKF AB, Class B	6,501	129,215
Switzerland — 2.6%
UBS Group AG, Registered Shares (a)	7,672	133,420
United Arab Emirates — 0.7%
NMC Health PLC	1,132	33,736
United Kingdom — 3.3%
BP PLC — ADR	1,156	40,622
HSBC Holdings PLC	4,101	41,071
Royal Dutch Shell PLC — ADR, Class A	780	44,093
Smiths Group PLC	2,294	46,465

		172,251
United States — 50.3%
Acadia Healthcare Co., Inc. (a)	646	35,516
Air Products & Chemicals, Inc.	1,275	184,937
Alphabet, Inc., Class C (a)	41	61,413
Amazon.com, Inc. (a)	29	53,340
Anadarko Petroleum Corp.	1,905	88,189
Axalta Coating Systems Ltd. (a)	1,832	58,527
Bank of America Corp.	5,469	132,539
Brookdale Senior Living, Inc. (a)	1,777	25,603
Citigroup, Inc.	732	51,817
CommScope Holding Co., Inc. (a)	1,084	40,826
Delta Air Lines, Inc.	936	47,484
Edgewell Personal Care Co. (a)	2,069	151,259
Electronic Arts, Inc. (a)	357	44,595
EQT Corp.	428	28,856
Expedia, Inc.	296	50,227
Fortune Brands Home & Security, Inc.	904	61,073
Global Payments, Inc.	509	50,394
Liberty Media Corp. — Liberty SiriusXM, Class A (a)	1,168	55,079
Marathon Oil Corp.	2,163	26,771
Marathon Petroleum Corp.	2,225	126,034
Masco Corp.	1,427	55,403
Mastercard, Inc., Class A	550	73,485
MetLife, Inc.	858	48,565
Michael Kors Holdings Ltd. (a)	2,556	94,088
Microsoft Corp.	901	67,393
Morgan Stanley	2,922	138,261
NextEra Energy Partners LP	944	39,983
Perrigo Co. PLC	1,346	102,790
Pure Storage, Inc., Class A (a)	1,737	21,279

BLACKROCK GA ENHANCED EQUITY FUND	JULY 31, 2017	1

Schedule of Investments (continued)	BlackRock GA Enhanced Equity Fund

Common Stocks	Shares	Value
United States (continued)
QUALCOMM, Inc.	2,067	$111,327
Ralph Lauren Corp.	445	35,556
Sabre Corp.	1,811	40,653
Snap, Inc., Class A (a)	2,807	38,727
Tenet Healthcare Corp. (a)	1,167	20,699
TripAdvisor, Inc. (a)	695	28,094
United Continental Holdings, Inc. (a)	1,554	106,934
VMware, Inc., Class A (a)	447	43,759
WestRock Co.	899	53,056
Williams Cos., Inc.	3,036	97,310

		2,591,841
Total Long-Term Investments (Cost — $5,012,154) — 99.0%		5,104,577

Short-Term Securities	Shares	Value

Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (c)(d)	71,526	$71,526
Total Money Market Funds (Cost — $71,526) — 1.4%		71,526
Total Investments (Cost — $5,083,680*) — 100.4%		5,176,103
Liabilities in Excess of Other Assets — (0.4)%		(19,718)

Net Assets — 100.0%		$5,156,385

*	As of July 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$5,083,680

Gross unrealized appreciation	$182,588
Gross unrealized depreciation	(90,165)

Net unrealized appreciation	$92,423

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the period ended July 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at July 31, 2017	Value at July 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	71,526	71,526	$71,526	$443	—	—

(d)	Current yield as of period end.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar

2	BLACKROCK GA ENHANCED EQUITY FUND	JULY 31, 2017

Schedule of Investments (continued)	BlackRock GA Enhanced Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	43,194	USD	34,173	Goldman Sachs International	10/30/17	$342
CAD	102,689	USD	82,200	Goldman Sachs International	10/30/17	257
GBP	91,523	USD	119,895	UBS AG	10/30/17	1,216

						1,815

USD	203,797	EUR	174,086	Goldman Sachs International	10/30/17	(3,267)
USD	338,242	JPY	37,638,209	UBS AG	10/30/17	(4,567)

						(7,834)
Net Unrealized Depreciation						$(6,019)

BLACKROCK GA ENHANCED EQUITY FUND	JULY 31, 2017	3

Schedule of Investments (continued)	BlackRock GA Enhanced Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privatelyheld companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Belgium	—	$59,834	—	$59,834
Canada	$69,333	—	—	69,333
China	108,000	—	—	108,000
Finland	—	37,706	—	37,706
France	—	310,222	—	310,222
Germany	—	199,943	—	199,943
Italy	—	39,302	—	39,302
Japan	—	908,686	—	908,686
Netherlands	—	269,562	—	269,562
South Korea	—	41,526	—	41,526
Sweden	—	129,215	—	129,215
Switzerland	—	133,420	—	133,420
United Arab Emirates	—	33,736	—	33,736
United Kingdom	84,715	87,536	—	172,251
United States	2,551,858	39,983	—	2,591,841
Short-Term Securities:
Money Market Funds	71,526	—	—	71,526

Total	$2,885,432	$2,290,671	—	$5,176,103

4	BLACKROCK GA ENHANCED EQUITY FUND	JULY 31, 2017

Schedule of Investments (concluded)	BlackRock GA Enhanced Equity Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,815	—	$1,815
Liabilities:
Foreign currency exchange contracts	—	(7,834)	—	(7,834)

Total	—	$(6,019)	—	$(6,019)

[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK GA ENHANCED EQUITY FUND	JULY 31, 2017	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Managed Account Series

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Managed Account Series

Date: September 25, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of Managed Account Series

Date: September 25, 2017